Schedule of Derivate Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Change in fair value		$ (54,000)	$ 51,000
Cp Bf Convertible Notes [Member] | Fair Value, Inputs, Level 3 [Member]
Short-Term Debt [Line Items]
Beginning balance	$ 9,000	63,000
Change in fair value	22,000	(54,000)
Balance at December 31, 2025	$ 13,000	$ 9,000	$ 63,000